Risk Report - Risk and Capital Framework	12 Months Ended
Dec. 31, 2025
Risk & Capital Framework [abstract]
Disclosure of regulatory capital-Capital Management	Capital risk framework
Capital risk is defined as the risk that Deutsche Bank has an insufficient level or composition of capital supply to support its current and planned business activities and associated risks during normal and stressed conditions.
The Group’s capital risk framework consists of several elements which aim to ensure that Deutsche Bank maintains on an ongoing basis an adequate capitalization to cover the risks to which it is exposed. The framework is strongly integrated with the bank-wide strategic planning process and closely linked to Deutsche Bank’s internal capital adequacy assessment process. Treasury together with the divisions is the key risk manager of the associated risks and represents the 1st LoD. Enterprise & Treasury Risk Management acts as the 2nd LoD for capital risk.
Enterprise & Treasury Risk Management sets the ICAAP framework, assesses the capital risk profile and provides independent challenge to Treasury. This includes setting of risk appetite limits for key capital ratios. Limits also provide boundaries to the capital plan and are fully integrated into the regular assessment of capital risk under stress scenarios.
Deutsche Bank’s Treasury function manages solvency, capital adequacy, leverage, and bail-in capacity ratios at Group level and locally in each region, as applicable. Treasury develops Deutsche Bank’s capital plan, which is approved by the
Management Board. Treasury, directly or through the Group Asset and Liability Committee, manages, among other things, issuance and repurchase of shares and capital instruments, hedging of capital ratios against foreign exchange swings, the design of shareholders’ equity allocation, and regional capital planning.
Treasury manages the issuance and repurchase of capital instruments, namely Common Equity Tier 1, Additional Tier 1 and Tier 2 capital instruments as well as TLAC/MREL eligible debt instruments. Treasury constantly monitors the market for liability management trades.
Treasury manages the sensitivity of Deutsche Bank’s CET 1 ratio and capital towards swings in foreign currency exchange rates against the euro. For this purpose, Treasury develops and executes suitable hedging strategies within the constraints of a Management Board approved Risk Appetite. Capital invested into Deutsche Bank’s foreign subsidiaries and branches is either not hedged, partially hedged or fully hedged. Thereby, Treasury aims to balance effects from foreign exchange rate movements on capital, capital deduction items and risk weighted assets in foreign currency. In addition, Treasury also accounts for associated hedge cost and implications on market risk weighted assets.
Capital risk limits
Capital risk appetite is operationalized through limits for all relevant capital adequacy metrics. Breaches of limits are governed by a dedicated escalation up to and including actions under Deutsche Bank’s Recovery Plan.
Limits are defined for the key capital ratios and reviewed at least annually by the Management Board as part of Deutsche
Bank's annual strategic and capital plan, including for CET 1 ratio, Tier 1 ratio, total capital ratio, MREL and ECA ratio. As a part of Deutsche Bank’s quarterly process, the Group Risk Committee approves divisional limits for total capital demand, leverage exposure and economic capital demand.
Overall regulatory capital requirements are principally driven by either Deutsche Bank’s CET 1 ratio or leverage ratio requirements, whichever is the more binding constraint. For the internal capital allocation, the combined contribution of each segment to the Group’s CET 1 ratio, the Group’s leverage ratio and the Group’s Capital Loss under Stress are weighted to reflect their relative importance and level of constraint to the Group. Contributions to the CET 1 ratio and the leverage ratio are measured through RWA and Leverage Ratio Exposure (LRE). The Group’s Capital Loss under Stress is a measure of the Group’s overall economic risk exposure under a defined stress scenario. Goodwill, other intangible assets, and business-related regulatory capital deduction items included in total capital demand are directly allocated to the respective segments, supporting the calculation of the allocated tangible shareholders equity and the respective rate of return.
Most of Deutsche Bank’s subsidiaries and several of Deutsche Bank’s branches are subject to legal and regulatory capital requirements. In developing, implementing, and testing Deutsche Bank’s capital and liquidity position, the bank fully takes such legal and regulatory requirements into account. Any material capital requests of Deutsche Bank’s branches and subsidiaries across the globe are presented to and approved by the Group Investment Committee prior to execution.

Risk Management Principles	Risk governance structures provide oversight of the Bank’s risk profile against risk appetite
–Organizational structures follow the Three Lines of Defense (“3LoD”) model with a clear definition of roles and responsibilities for all risk types
–The 1st Line of Defense (“1st LoD”) refers to those roles in the Bank whose activities generate risks, whether financial or operational, and who own and are accountable for these risks. The 1st LoD manages these risks within the defined risk appetite, establishes an appropriate risk governance, and adheres to the risk type frameworks defined by the 2nd Line of Defense (“2nd LoD”)
–The 2nd LoD refers to the roles in the Bank who define the risk management framework for a specific risk type. The
2nd LoD independently assesses and challenges the implementation of the risk type framework and adherence to the risk appetite, and acts as an advisor to the 1st LoD on how to identify, assess and manage risks.
–The 3rd Line of Defense (“3rd LoD”) is Group Audit. This function provides an independent and objective assurance on the adequacy of the design, operating effectiveness and efficiency of the risk management system and systems of internal control
–The Management Board-approved risk appetite must be cascaded and adhered to across all dimensions of the Group, with appropriate consequences in the event of a breach
–Risks must be identified and assessed
–Risks must be actively managed including appropriate risk mitigation and effective internal control systems
–Risks must be measured and reported using accurate, complete and timely data using approved models
–Regular stress tests must be performed against adverse scenarios and appropriate crisis response planning must be established

Risk Governance
Risk Governance paragraph 1	Risk governance
Deutsche Bank’s operations throughout the world are regulated and supervised by relevant authorities in each of the jurisdictions in which the bank conducts business. Such regulation focuses on licensing, capital adequacy, liquidity, risk concentration, conduct of business as well as organizational and reporting requirements. The European Central Bank
(ECB) in connection with the competent authorities of EU countries which joined the Single Supervisory Mechanism via the Joint Supervisory Team act in cooperation as Deutsche Bank’s primary supervisors to monitor the bank’s compliance with the German Banking Act and other applicable laws and regulations.
Several layers of management provide cohesive risk governance:
Deutsche Bank’s Supervisory Board is informed regularly on the risk situation, risk management and risk controlling, including reputational risk related items as well as material litigation cases; it has formed various committees to handle specific topics (for a detailed description of these committees, please see the “Report of the Supervisory Board”, as well as chapter “Supervisory Board” in the “Corporate Governance Statement according to Sec. 289f and 315d of the German
Commercial Code”)
–At the meetings of the Risk Committee, the Management Board reports on current and forward-looking risk exposures, portfolios, on risk appetite and strategy and on matters deemed relevant for the assessment and oversight of the risk situation of Deutsche Bank AG, including material legal and reputational risks; it also reports on loans requiring a Supervisory Board resolution pursuant to law or the Articles of Association; the Risk Committee oversees that the Management Board has in place processes to promote the adherence of Deutsche Bank AG to the applicable risk policies and regulations, also covering legal and reputational risks; the Risk Committee advises on issues related to the overall risk appetite, aggregate risk position and the risk strategy and keeps the Supervisory Board informed of its activities
–The Audit Committee, among other matters, supports the Supervisory Board in monitoring the effectiveness of the risk management system, particularly of the internal control system including the compliance management system as well as sustainability-related issues and the internal audit system, as well as the Management Board’s remediation of deficiencies identified
The Management Board is responsible for managing Deutsche Bank Group in accordance with the law, the Articles of
Association and its Terms of Reference with the objective of creating sustainable value in the interest of the company, thus taking into consideration the interests of the shareholders, employees and other company related stakeholders; the
Management Board is responsible for ensuring a proper business organization, encompassing appropriate and effective risk management, as well as compliance with legal requirements and internal guidelines; the Management Board established the Group Risk Committee as the central forum for review and decision on material risk and capital-related topics; the Group Risk Committee is described in more detail below.
Risk management governance structure of the Deutsche Bank Group
Risk Governance paragraph 2	The following functional committees are central to the management of risk at Deutsche Bank:
–The Group Risk Committee has various duties and dedicated authority, including approval of new or changed material risk and capital models and review of the inventory of risks, high-level risk portfolios, risk exposure developments, internal and regulatory Group-wide stress testing results, and approval of resource limits, endorsed by the Group
Asset & Liability Committee, for Total Capital Demand, Leverage exposure and Economic Capital Demand; in addition, the Group Risk Committee reviews and recommends items for Management Board approval, such as key risk management principles, the Group risk appetite statement, the Group recovery plan and the contingency funding plan, over-arching risk appetite parameters, and recovery and escalation indicators; the Group Risk Committee also supports the Management Board during Group-wide risk and capital planning processes
–The Group Reputational Risk Committee has the responsibility to review, decide and manage all transactions, client relationships or other primary reputational risk matters escalated in line with the underlying reputational risk policies and framework, including from the Regional Reputational Risk Committees
–The Financial Resource Management Council is an ad-hoc governance body, chaired by the Chief Financial Officer and the Chief Risk Officer, with delegated authority from the Management Board, to oversee financial crisis management at the bank; the Financial Resource Management Council provides a single forum to oversee execution of both the contingency funding plan and the Group recovery plan; the council recommends upon mitigating actions to be taken in a time of anticipated or actual capital or liquidity stress; specifically, the Financial Resource
Management Council is tasked with analyzing the bank’s capital and liquidity position, in anticipation of a stress scenario recommending proposals for capital and liquidity related matters and overseeing the execution of decisions
–The Group Asset & Liability Committee has been established by the Management Board with the mandate to optimize the sourcing and deployment of the bank’s balance sheet and financial resources within the overarching risk appetite set by the Management Board
Deutsche Bank’s Chief Risk Officer, who is a member of the Management Board, has Group-wide, supra-divisional responsibility for establishing a risk management framework with appropriate identification, measurement, monitoring, mitigation and reporting of liquidity, credit, market, enterprise, model and operational risks; however, frameworks for certain risks are established by other functions as per the business allocation plan.
The Chief Risk Officer has direct management responsibility for the Chief Risk Office function. Risk management and control duties in the Chief Risk Office function are generally assigned to specialized risk management units focusing on the management of
–Specific risk types
–Risks within a specific business
–Risks in a specific region.
These specialized risk management units generally handle the following core tasks:
–Foster consistency with the risk appetite set by the Management Board and applied to business segments and their business units
–Determine and implement risk and capital management policies, procedures and methodologies that are appropriate to the businesses within each business segment
–Establish and approve risk limits
–Conduct periodic portfolio reviews to keep the portfolio of risks within acceptable parameters
–Develop and implement risk and capital management infrastructures and systems that are appropriate for each business segment
While operating independently from each other and the business segments, the Finance and Risk functions have the joint responsibility to quantify and verify the risk that the bank assumes.